LVIP Delaware Bond Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.62%
•Connecticut Avenue Securities Trust Series 2018-R07 1M2 2.55% (LIBOR01M + 2.40%) 4/25/31	2,483,136	$ 2,470,604
•Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 3.00% (LIBOR01M + 2.85%) 11/25/29	2,189,159	2,187,791
Series 2018-C02 2M2 2.35% (LIBOR01M + 2.20%) 8/25/30	2,301,674	2,267,233
Series 2018-C03 1M2 2.30% (LIBOR01M + 2.15%) 10/25/30	3,809,619	3,736,617
Series 2018-C05 1M2 2.50% (LIBOR01M + 2.35%) 1/25/31	2,621,873	2,572,053
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	74,700	89,559
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	1,571,214	1,625,232
Series 2017-40 GZ 3.50% 5/25/47	2,742,259	3,040,918
Series 2017-77 HZ 3.50% 10/25/47	3,314,964	3,560,069
Series 2017-94 CZ 3.50% 11/25/47	2,074,714	2,243,299
Freddie Mac REMICs
•Series 3800 AF 0.65% (LIBOR01M + 0.50%) 2/15/41	172,866	175,102
Series 4676 KZ 2.50% 7/15/45	2,416,655	2,590,301
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.40% (LIBOR01M + 3.25%) 7/25/29	3,397,671	3,480,485
Series 2017-DNA3 M2 2.65% (LIBOR01M + 2.50%) 3/25/30	1,985,000	2,001,484
Series 2018-HQA1 M2 2.45% (LIBOR01M + 2.30%) 9/25/30	4,044,721	3,981,855
♦Freddie Mac Structured Pass-Through Certificates Series T-58 2A 6.50% 9/25/43	274,017	336,388
GNMA
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,213,617
Series 2017-130 YJ 2.50% 8/20/47	1,695,000	1,844,404
Series 2017-163 ZK 3.50% 11/20/47	949,518	1,068,827
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2017-34 DY 3.50% 3/20/47	1,191,000	$ 1,300,633
Series 2018-34 TY 3.50% 3/20/48	1,221,000	1,309,566
Total Agency Collateralized Mortgage Obligations (Cost $41,093,956)		43,096,037
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.53%
•FREMF Mortgage Trust
Series 2011-K15 B 5.13% 8/25/44	7,798,000	7,883,557
Series 2012-K18 B 4.38% 1/25/45	4,500,000	4,641,276
Series 2012-K22 B 3.81% 8/25/45	7,781,000	8,076,680
Series 2013-K25 C 3.74% 11/25/45	4,000,000	4,148,182
Series 2014-K717 B 3.75% 11/25/47	2,840,000	2,882,633
Series 2014-K717 C 3.75% 11/25/47	1,000,000	1,005,794
Series 2016-K53 B 4.16% 3/25/49	1,950,000	2,132,241
Series 2016-K722 B 3.98% (LIBOR01M + 2.15%) 7/25/49	2,431,000	2,537,130
Series 2017-K71 B 3.88% 11/25/50	2,990,000	3,334,602
Total Agency Commercial Mortgage-Backed Securities (Cost $36,172,996)		36,642,095
AGENCY MORTGAGE-BACKED SECURITIES–20.07%
Fannie Mae
3.00% 2/1/50	5,960,944	6,122,045
3.00% 2/1/57	93,316	99,457
Fannie Mae S.F. 20 yr
3.00% 12/1/37	25,144,450	26,327,856
3.00% 1/1/38	29,685,064	31,165,036
Fannie Mae S.F. 30 yr
2.50% 7/1/50	19,768,387	20,880,578
3.00% 6/1/45	860,119	936,535
3.00% 4/1/46	8,794,662	9,287,031
3.00% 8/1/46	2,715,107	2,911,118
3.00% 11/1/46	936,551	982,167
3.00% 4/1/47	46,204	48,622
3.00% 10/1/47	225,211	231,902
3.00% 12/1/47	6,388,463	6,695,757
3.00% 2/1/48	40,288,431	43,461,408
3.00% 3/1/48	34,708,622	36,986,728
3.00% 4/1/48	3,734,196	3,909,943
3.00% 11/1/48	7,907,987	8,311,740
LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 12/1/49	37,130,534	$ 39,594,222
3.00% 7/1/50	17,263,796	18,308,465
3.00% 10/14/50	1,636,000	1,713,774
3.50% 12/1/47	6,572,231	6,955,252
3.50% 1/1/48	9,660,724	10,220,796
3.50% 2/1/48	33,665,276	36,734,206
3.50% 7/1/48	5,532,483	5,855,081
3.50% 11/1/48	23,214,514	24,562,542
3.50% 1/1/50	48,026,872	50,607,186
3.50% 2/1/50	21,495,549	22,645,313
3.50% 3/1/50	11,064,290	11,944,583
3.50% 7/1/50	10,808,157	11,563,002
3.50% 9/1/50	9,907,098	11,020,492
4.00% 6/1/48	26,635,273	29,364,759
4.00% 10/1/48	24,275,454	27,013,493
4.00% 1/1/50	10,724,282	11,762,778
4.50% 6/1/40	2,171,215	2,439,197
4.50% 7/1/40	1,753,347	1,929,418
4.50% 11/1/40	37,549	42,234
4.50% 1/1/41	15,238	17,132
4.50% 2/1/41	5,941,049	6,688,765
4.50% 8/1/41	4,529,105	5,188,135
4.50% 2/1/44	24,708,634	27,724,745
4.50% 4/1/44	988,628	1,132,256
4.50% 8/1/44	291	326
4.50% 10/1/45	8,511,447	9,548,180
4.50% 2/1/46	65,237,645	73,190,971
4.50% 5/1/46	23,495,274	26,404,020
4.50% 4/1/48	43,574,906	48,988,208
4.50% 12/1/48	14,619,776	15,810,356
4.50% 1/1/49	36,022,894	39,860,457
4.50% 2/1/49	6,882,955	7,652,276
4.50% 5/1/49	662,675	721,736
4.50% 9/1/49	9,781,938	10,796,508
4.50% 1/1/50	11,745,512	12,864,314
5.00% 7/1/47	9,408,759	10,825,563
5.00% 6/1/48	75,102	82,490
5.50% 5/1/44	85,389,290	100,318,268
6.00% 6/1/41	9,809,288	11,613,079
6.00% 7/1/41	36,222,751	43,382,680
6.00% 1/1/42	7,715,999	9,118,461
Freddie Mac S.F. 30 yr
2.50% 9/1/50	13,848,619	14,599,963
3.00% 8/1/48	9,416,076	10,032,382
3.00% 12/1/49	7,939,695	8,417,688
3.00% 1/1/50	7,262,881	7,695,391
3.50% 2/1/47	23,797,271	25,911,849
3.50% 11/1/48	41,100,785	45,310,821
3.50% 10/1/49	17,748,900	18,702,848
3.50% 4/1/50	31,717,210	33,662,480
4.00% 10/1/47	23,304,966	24,951,758
4.50% 3/1/42	2,883,546	3,226,988
4.50% 7/1/45	27,794,717	31,217,408
4.50% 12/1/45	1,615,784	1,816,848
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 12/1/48	51,244,241	$ 56,352,174
4.50% 1/1/49	8,346,125	9,315,639
4.50% 3/1/49	8,161,710	8,873,660
4.50% 4/1/49	16,524,899	18,224,823
4.50% 8/1/49	18,475,243	20,652,720
5.00% 10/1/48	10,898,032	11,956,273
5.50% 6/1/41	7,735,699	8,990,521
5.50% 9/1/41	18,068,799	21,002,510
6.00% 5/1/39	202,251	238,738
•Freddie Mac Stacr Remic Trust
2.00% (LIBOR01M + 1.85%) 2/25/50	3,300,000	3,211,718
2.20% (LIBOR01M + 2.05%) 11/25/49	4,610,062	4,550,934
3.25% (LIBOR01M + 3.10%) 3/25/50	4,000,000	3,939,984
•Freddie Mac Structured Agency Credit Risk Debt Notes 1.20% (LIBOR01M + 1.05%) 12/25/29	2,616,028	2,535,087
GNMA I S.F. 30 yr 3.00% 3/15/50	8,204,803	8,593,469
GNMA II S.F. 30 yr 5.50% 5/20/37	556,353	639,740
Total Agency Mortgage-Backed Securities (Cost $1,337,491,515)		1,389,188,056
CORPORATE BONDS–38.55%
Aerospace & Defense–0.05%
Lockheed Martin 1.85% 6/15/30	3,000,000	3,120,475
		3,120,475
Agriculture–0.14%
BAT Capital 2.26% 3/25/28	4,275,000	4,285,422
BAT International Finance 1.67% 3/25/26	5,350,000	5,366,885
		9,652,307
Airlines–0.56%
Delta Air Lines 7.00% 5/1/25	15,715,000	17,252,241
Southwest Airlines
5.13% 6/15/27	9,695,000	10,559,759
5.25% 5/4/25	5,175,000	5,698,450
♦United Airlines Pass Through Trust
3.75% 3/3/28	3,964,636	3,747,013
4.00% 10/11/27	1,675,572	1,643,239
		38,900,702
Apparel–0.08%
VF 2.40% 4/23/25	5,105,000	5,414,084
		5,414,084

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.79%
Ford Motor Credit 5.58% 3/18/24	12,885,000	$ 13,403,460
General Motors
5.00% 10/1/28	4,050,000	4,554,700
5.40% 10/2/23	3,300,000	3,637,622
6.13% 10/1/25	3,300,000	3,832,693
General Motors Financial
4.35% 4/9/25	11,225,000	12,174,855
5.20% 3/20/23	6,255,000	6,785,273
5.25% 3/1/26	5,932,000	6,672,392
μ5.70% 12/31/99	3,820,000	3,834,325
		54,895,320
Banks–7.26%
Banco de Credito del Peru 2.70% 1/11/25	1,070,000	1,113,870
Banco Nacional de Panama 2.50% 8/11/30	6,780,000	6,708,810
μBanco Santander Mexico 5.95% 10/1/28	4,999,000	5,271,445
Bancolombia 3.00% 1/29/25	7,000,000	7,011,340
μBangkok Bank PCL 3.73% 9/25/34	13,260,000	12,997,102
μBank Leumi Le-Israel BM 3.28% 1/29/31	4,365,000	4,383,333
μBank of America
1.90% 7/23/31	11,755,000	11,703,278
2.68% 6/19/41	23,405,000	23,871,216
Bank of Montreal 1.85% 5/1/25	4,855,000	5,062,809
μBank of New York Mellon 4.70% 12/31/99	11,180,000	11,861,980
Barclays 5.20% 5/12/26	6,800,000	7,539,500
Barclays Bank 1.70% 5/12/22	4,985,000	5,066,565
BBVA Bancomer 6.75% 9/30/22	15,252,000	16,441,656
BBVA USA
2.88% 6/29/22	8,645,000	8,907,068
3.88% 4/10/25	6,913,000	7,415,884
μCitizens Financial Group 5.65% 12/31/99	5,300,000	5,527,211
μCredit Suisse Group
2.59% 9/11/25	10,630,000	11,092,245
3.87% (LIBOR03M + 1.41%) 1/12/29	3,985,000	4,445,120
4.19% 4/1/31	8,155,000	9,408,703
5.25% 12/31/99	4,425,000	4,433,850
6.25% 12/29/49	21,792,000	23,342,239
7.25% 12/31/99	4,160,000	4,508,400
μDeutsche Bank
2.22% 9/18/24	7,140,000	7,186,866
3.55% 9/18/31	8,885,000	8,928,346
Fifth Third Bancorp 2.55% 5/5/27	4,486,000	4,827,864
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Fifth Third Bank 3.85% 3/15/26	7,076,000	$ 8,070,524
Goldman Sachs Group
2.60% 2/7/30	5,000,000	5,275,884
3.50% 4/1/25	2,525,000	2,785,954
μJPMorgan Chase & Co.
2.52% 4/22/31	6,445,000	6,860,012
3.11% 4/22/41	3,280,000	3,572,185
3.11% 4/22/51	5,235,000	5,540,034
4.02% (LIBOR03M + 1.00%) 12/5/24	22,130,000	24,336,705
4.60% 12/31/99	6,300,000	6,174,000
5.00% 12/31/99	4,555,000	4,547,149
Morgan Stanley
•1.46% (LIBOR03M + 1.22%) 5/8/24	2,975,000	3,009,012
μ2.19% 4/28/26	5,945,000	6,223,085
μ3.62% 4/1/31	8,805,000	10,053,532
5.00% 11/24/25	13,211,000	15,496,039
μNatwest Group 8.63% 12/29/49	12,905,000	13,227,625
PNC Bank
2.70% 11/1/22	4,720,000	4,930,608
4.05% 7/26/28	7,075,000	8,271,058
Santander UK 5.00% 11/7/23	1,461,000	1,593,294
Truist Bank
2.25% 3/11/30	6,650,000	6,845,663
2.45% 8/1/22	3,945,000	4,086,685
μ2.64% 9/17/29	21,981,000	22,803,340
3.00% 2/2/23	3,790,000	3,992,811
3.30% 5/15/26	7,220,000	8,095,056
Truist Financial
2.70% 1/27/22	1,645,000	1,693,052
2.90% 3/3/21	2,936,000	2,962,460
μ4.95% 12/31/99	5,500,000	5,788,750
U.S. Bancorp 3.95% 11/17/25	6,220,000	7,177,912
UBS 7.63% 8/17/22	12,000,000	13,361,392
μUBS Group 1.36% 1/30/27	2,185,000	2,183,321
UBS Group Funding Switzerland
4.13% 9/24/25	6,980,000	7,954,243
μ6.88% 12/29/49	9,315,000	9,433,505
μ7.13% 12/29/49	2,125,000	2,178,125
US Bancorp
1.45% 5/12/25	7,585,000	7,823,150
3.00% 7/30/29	6,180,000	6,862,538
3.38% 2/5/24	10,550,000	11,477,120
3.60% 9/11/24	11,522,000	12,761,665
US Bank 3.40% 7/24/23	4,810,000	5,192,830
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	7,109,000	6,657,650
•USB Realty 1.42% (LIBOR03M + 1.15%) 12/29/49	615,000	498,150

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μWells Fargo & Co. 3.07% 4/30/41	3,460,000	$ 3,589,913
		502,442,731
Beverages–0.54%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	11,740,000	13,120,760
4.15% 1/23/25	13,755,000	15,529,591
4.50% 6/1/50	5,665,000	6,790,695
Coca-Cola 1.45% 6/1/27	2,080,000	2,144,244
		37,585,290
Biotechnology–0.72%
Amgen 2.45% 2/21/30	8,375,000	8,870,979
Biogen
2.25% 5/1/30	8,150,000	8,312,519
3.15% 5/1/50	7,785,000	7,663,763
Gilead Sciences 4.15% 3/1/47	10,230,000	12,480,609
Regeneron Pharmaceuticals 1.75% 9/15/30	4,315,000	4,201,239
Royalty Pharma
1.20% 9/2/25	5,140,000	5,123,733
1.75% 9/2/27	3,445,000	3,442,003
		50,094,845
Building Materials–0.10%
Standard Industries
3.38% 1/15/31	3,120,000	3,079,424
5.00% 2/15/27	3,947,000	4,104,880
		7,184,304
Chemicals–0.69%
Air Products and Chemicals
1.50% 10/15/25	1,175,000	1,218,625
1.85% 5/15/27	1,495,000	1,569,356
2.05% 5/15/30	4,415,000	4,651,737
Methanex 5.25% 12/15/29	3,780,000	3,737,475
Nutrien 2.95% 5/13/30	15,380,000	16,816,079
OCP
4.50% 10/22/25	10,150,000	10,705,489
6.88% 4/25/44	2,307,000	2,922,674
Syngenta Finance
3.93% 4/23/21	3,495,000	3,540,066
4.44% 4/24/23	2,435,000	2,571,543
		47,733,044
Commercial Services–0.92%
Global Payments
2.65% 2/15/25	15,365,000	16,303,209
2.90% 5/15/30	6,830,000	7,303,226
3.20% 8/15/29	9,185,000	10,019,110
Hutama Karya Persero PT 3.75% 5/11/30	9,070,000	9,820,405
PayPal Holdings 1.65% 6/1/25	5,955,000	6,166,413
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
United Rentals North America
3.88% 2/15/31	12,641,000	$ 12,830,615
4.00% 7/15/30	972,000	993,870
		63,436,848
Computers–0.40%
Apple 1.65% 5/11/30	4,730,000	4,889,485
International Business Machines
1.95% 5/15/30	5,130,000	5,280,715
3.00% 5/15/24	15,895,000	17,219,404
		27,389,604
Diversified Financial Services–1.50%
AerCap Ireland Capital
3.65% 7/21/27	6,003,000	5,496,028
4.50% 9/15/23	2,295,000	2,364,393
4.63% 10/15/27	3,855,000	3,738,663
6.50% 7/15/25	3,035,000	3,275,853
Air Lease
2.88% 1/15/26	7,785,000	7,648,622
3.00% 2/1/30	9,220,000	8,581,747
3.38% 7/1/25	3,290,000	3,358,863
Ally Financial 5.75% 11/20/25	2,960,000	3,322,832
μCharles Schwab 5.38% 12/31/99	14,935,000	16,182,819
GE Capital Funding 3.45% 5/15/25	7,925,000	8,483,807
Jefferies Group
4.15% 1/23/30	2,335,000	2,629,177
6.45% 6/8/27	1,766,000	2,151,979
6.50% 1/20/43	5,130,000	6,491,238
Mastercard
3.30% 3/26/27	2,695,000	3,080,840
3.85% 3/26/50	1,940,000	2,440,616
Nuveen Finance 4.13% 11/1/24	22,109,000	24,928,629
		104,176,106
Electric–3.89%
Adani Electricity Mumbai 3.95% 2/12/30	7,000,000	6,843,887
AEP Texas
3.45% 1/15/50	1,805,000	1,967,642
4.15% 5/1/49	1,530,000	1,833,252
American Transmission Systems 5.25% 1/15/22	7,401,000	7,785,768
Appalachian Power 3.70% 5/1/50	2,410,000	2,736,838
Atlantic City Electric 4.00% 10/15/28	1,695,000	2,010,398
Avangrid 3.15% 12/1/24	960,000	1,046,553
Berkshire Hathaway Energy 3.75% 11/15/23	7,971,000	8,690,612
Calpine 5.00% 2/1/31	6,940,000	7,073,942

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Cleveland Electric Illuminating 5.50% 8/15/24	3,017,000	$ 3,492,453
Comision Federal de Electricidad 4.75% 2/23/27	3,093,000	3,321,109
μDuke Energy 4.88% 12/31/99	8,035,000	8,499,463
Duke Energy Indiana
2.75% 4/1/50	11,495,000	11,746,051
3.25% 10/1/49	4,095,000	4,558,801
Empresa de Transmision Electrica 5.13% 5/2/49	3,250,000	3,756,188
Entergy Arkansas 4.20% 4/1/49	10,450,000	13,303,347
Entergy Louisiana 4.00% 3/15/33	435,000	544,239
Entergy Mississippi 3.85% 6/1/49	2,720,000	3,277,869
Entergy Texas 3.55% 9/30/49	3,560,000	3,994,297
Evergy 4.85% 6/1/21	1,340,000	1,363,795
Evergy Kansas Central 3.45% 4/15/50	8,640,000	9,768,021
Evergy Metro 3.65% 8/15/25	10,103,000	11,402,094
Infraestructura Energetica Nova 3.75% 1/14/28	7,096,000	7,025,040
Interstate Power & Light
3.40% 8/15/25	4,311,000	4,735,631
4.10% 9/26/28	12,550,000	14,978,897
LG&E & KU Energy 4.38% 10/1/21	7,850,000	8,075,141
Louisville Gas and Electric 4.25% 4/1/49	2,505,000	3,137,321
National Rural Utilities Cooperative Finance
2.85% 1/27/25	4,774,000	5,197,202
μ4.75% (LIBOR03M + 2.91%) 4/30/43	3,667,000	3,777,125
Nevada Power 3.13% 8/1/50	4,449,000	4,765,062
New York State Electric & Gas 3.25% 12/1/26	8,185,000	9,201,278
NV Energy 6.25% 11/15/20	4,762,000	4,795,787
Pacific Gas and Electric
2.10% 8/1/27	2,420,000	2,351,732
2.50% 2/1/31	3,600,000	3,427,693
3.30% 8/1/40	6,097,000	5,568,609
PacifiCorp
2.70% 9/15/30	1,030,000	1,135,454
3.30% 3/15/51	1,755,000	1,965,414
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 4.13% 5/15/27	8,659,000	9,330,073
PG&E 5.25% 7/1/30	13,105,000	12,679,088
μSempra Energy 4.88% 12/31/99	5,160,000	5,301,900
Southern California Edison
3.65% 2/1/50	240,000	249,340
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison (continued)
4.00% 4/1/47	3,505,000	$ 3,753,050
4.88% 3/1/49	11,850,000	14,324,256
Southwestern Electric Power 4.10% 9/15/28	17,845,000	20,793,417
Three Gorges Finance I Cayman Islands 2.15% 9/22/30	3,645,000	3,653,952
Trans-Allegheny Interstate Line 3.85% 6/1/25	1,000	1,108
		269,240,189
Electrical Components & Equipment–0.04%
WESCO Distribution 7.25% 6/15/28	2,450,000	2,684,404
		2,684,404
Electronics–0.43%
Roper Technologies 2.95% 9/15/29	27,195,000	29,915,327
		29,915,327
Environmental Control–0.08%
GFL Environmental 3.75% 8/1/25	3,448,000	3,439,380
Waste Management 4.15% 7/15/49	1,499,000	1,909,424
		5,348,804
Food–0.20%
Pilgrim's Pride 5.88% 9/30/27	6,425,000	6,633,813
Post Holdings 4.63% 4/15/30	7,000,000	7,201,250
		13,835,063
Forest Products & Paper–0.48%
Georgia-Pacific
2.10% 4/30/27	2,715,000	2,849,374
2.30% 4/30/30	9,910,000	10,508,067
8.00% 1/15/24	16,242,000	19,901,660
		33,259,101
Gas–0.38%
Brooklyn Union Gas 3.87% 3/4/29	14,885,000	17,290,304
NiSource
0.95% 8/15/25	3,770,000	3,765,289
μ5.65% 12/31/99	5,305,000	5,265,213
		26,320,806
Health Care Products–0.25%
Alcon Finance 3.00% 9/23/29	10,024,000	10,834,663
Stryker 1.95% 6/15/30	6,120,000	6,231,962
		17,066,625

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–0.06%
HCA 5.88% 2/15/26	4,000,000	$ 4,480,000
		4,480,000
Insurance–0.98%
American International Group 3.40% 6/30/30	7,330,000	8,085,728
Berkshire Hathaway Finance 2.90% 10/15/20	5,761,000	5,766,555
Brighthouse Financial 5.63% 5/15/30	4,095,000	4,775,279
Marsh & McLennan 4.38% 3/15/29	12,900,000	15,659,392
MetLife
μ3.85% 12/31/99	8,690,000	8,657,412
9.25% 4/8/38	6,723,000	10,164,705
Prudential Financial
3.70% 3/13/51	8,920,000	9,817,252
μ5.38% (LIBOR03M + 3.03%) 5/15/45	4,665,000	5,035,191
		67,961,514
Internet–0.31%
Alphabet
1.10% 8/15/30	1,955,000	1,935,651
1.90% 8/15/40	2,460,000	2,358,463
2.05% 8/15/50	2,610,000	2,425,466
Amazon.com
1.20% 6/3/27	3,040,000	3,078,404
1.50% 6/3/30	4,615,000	4,711,642
2.50% 6/3/50	7,120,000	7,227,046
		21,736,672
Iron & Steel–0.29%
ArcelorMittal 6.13% 6/1/25	3,500,000	4,034,731
Vale Overseas 3.75% 7/8/30	15,765,000	16,222,185
		20,256,916
Lodging–0.04%
MGM Resorts International 4.63% 9/1/26	2,534,000	2,521,330
		2,521,330
Machinery Construction & Mining–0.28%
Caterpillar
2.60% 4/9/30	12,070,000	13,243,722
3.25% 4/9/50	5,475,000	6,134,187
		19,377,909
Machinery Diversified–0.40%
Otis Worldwide
2.06% 4/5/25	4,385,000	4,605,830
2.57% 2/15/30	14,500,000	15,573,145
3.11% 2/15/40	6,139,000	6,570,296
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
Otis Worldwide (continued)
3.36% 2/15/50	1,061,000	$ 1,166,303
		27,915,574
Media–2.87%
AMC Networks 4.75% 8/1/25	2,900,000	2,997,716
CCO Holdings 5.13% 5/1/27	3,750,000	3,945,825
Charter Communications Operating
2.80% 4/1/31	2,570,000	2,665,685
3.70% 4/1/51	5,110,000	5,050,351
4.46% 7/23/22	10,585,000	11,206,032
4.80% 3/1/50	5,165,000	5,903,308
4.91% 7/23/25	1,815,000	2,097,904
5.05% 3/30/29	10,455,000	12,524,081
Comcast
3.20% 7/15/36	4,260,000	4,727,880
3.70% 4/15/24	17,910,000	19,776,689
3.75% 4/1/40	2,190,000	2,554,689
CSC Holdings
3.38% 2/15/31	5,000,000	4,841,250
4.63% 12/1/30	4,965,000	4,988,484
Discovery Communications
4.13% 5/15/29	25,670,000	29,491,606
5.20% 9/20/47	9,415,000	11,287,254
Sirius XM Radio 5.00% 8/1/27	3,680,000	3,844,018
Time Warner Cable
6.75% 6/15/39	6,015,000	8,204,634
7.30% 7/1/38	14,595,000	20,626,896
Time Warner Entertainment 8.38% 3/15/23	7,690,000	9,036,720
ViacomCBS
4.38% 3/15/43	15,825,000	16,772,554
4.95% 1/15/31	11,720,000	14,015,512
Virgin Media Secured Finance 5.50% 8/15/26	2,000,000	2,085,000
		198,644,088
Mining–1.20%
μBHP Billiton Finance USA 6.25% 10/19/75	17,930,000	17,904,719
FMG Resources 5.13% 5/15/24	3,750,000	4,003,125
Freeport-McMoRan
4.55% 11/14/24	4,000,000	4,271,200
5.45% 3/15/43	14,130,000	15,687,974
Minera Mexico 4.50% 1/26/50	6,725,000	7,343,700
Nacional del Cobre de Chile 3.15% 1/14/30	6,203,000	6,592,052
Newmont
2.25% 10/1/30	6,280,000	6,476,456
2.80% 10/1/29	19,540,000	21,138,256
		83,417,482

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing–0.37%
General Electric
3.45% 5/1/27	3,600,000	$ 3,805,288
3.63% 5/1/30	15,760,000	16,343,832
4.35% 5/1/50	5,190,000	5,280,625
		25,429,745
Oil & Gas–1.99%
μBP Capital Markets 4.88% 12/31/99	4,430,000	4,740,100
Chevron 2.24% 5/11/30	15,455,000	16,388,758
Equinor 1.75% 1/22/26	3,255,000	3,375,982
KazMunayGas National 5.75% 4/19/47	4,562,000	5,404,693
Lukoil Securities 3.88% 5/6/30	12,510,000	13,214,313
Marathon Oil 4.40% 7/15/27	21,190,000	21,069,327
Murphy Oil 5.88% 12/1/27	3,126,000	2,669,729
Noble Energy
3.25% 10/15/29	4,170,000	4,607,951
3.90% 11/15/24	7,680,000	8,401,724
4.20% 10/15/49	3,465,000	4,128,234
4.95% 8/15/47	5,555,000	7,268,668
Petrobras Global Finance
5.60% 1/3/31	6,013,000	6,423,147
6.75% 6/3/50	3,225,000	3,492,965
Petroleos Mexicanos 6.75% 9/21/47	10,000,000	7,700,000
PTTEP Treasury Center 2.59% 6/10/27	8,712,000	8,993,557
Saudi Arabian Oil
2.88% 4/16/24	2,825,000	2,963,656
4.25% 4/16/39	3,315,000	3,804,123
Tengizchevroil Finance International
2.63% 8/15/25	7,954,000	7,985,816
3.25% 8/15/30	4,870,000	4,913,869
		137,546,612
Oil & Gas Services–0.18%
Schlumberger Holdings 4.30% 5/1/29	11,265,000	12,498,858
		12,498,858
Packaging & Containers–0.11%
Graphic Packaging International 3.50% 3/1/29	7,250,000	7,295,313
		7,295,313
Pharmaceuticals–2.04%
AbbVie
2.95% 11/21/26	6,610,000	7,200,469
4.05% 11/21/39	21,570,000	24,635,040
Bausch Health 6.25% 2/15/29	662,000	680,907
Bristol-Myers Squibb 2.90% 7/26/24	16,110,000	17,456,491
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cigna
•1.17% (LIBOR03M + 0.89%) 7/15/23	4,720,000	$ 4,768,771
2.40% 3/15/30	3,625,000	3,748,219
3.20% 3/15/40	3,440,000	3,640,043
CVS Health
1.30% 8/21/27	3,060,000	3,012,275
3.75% 4/1/30	4,145,000	4,736,298
4.30% 3/25/28	10,947,000	12,806,020
4.78% 3/25/38	14,703,000	17,793,464
Takeda Pharmaceutical
2.05% 3/31/30	6,495,000	6,577,967
3.03% 7/9/40	4,945,000	5,107,728
3.18% 7/9/50	4,945,000	5,061,710
4.40% 11/26/23	10,240,000	11,376,662
Upjohn
1.65% 6/22/25	1,855,000	1,898,455
2.30% 6/22/27	1,705,000	1,759,624
2.70% 6/22/30	6,075,000	6,285,504
4.00% 6/22/50	2,200,000	2,342,152
		140,887,799
Pipelines–2.40%
Abu Dhabi Crude Oil Pipeline 4.60% 11/2/47	3,135,000	3,837,491
Cheniere Corpus Christi Holdings 7.00% 6/30/24	7,625,000	8,782,503
Energy Transfer Operating
5.25% 4/15/29	9,695,000	10,425,069
6.25% 4/15/49	14,545,000	14,967,407
Enterprise Products Operating
3.20% 2/15/52	2,970,000	2,684,861
4.20% 1/31/50	16,177,000	17,175,433
KazTransGas JSC 4.38% 9/26/27	5,409,000	5,819,489
MPLX
1.75% 3/1/26	3,710,000	3,701,567
2.65% 8/15/30	3,485,000	3,414,755
4.00% 3/15/28	2,835,000	3,093,415
4.13% 3/1/27	13,170,000	14,540,865
5.50% 2/15/49	15,940,000	17,809,944
Oleoducto Central 4.00% 7/14/27	8,017,000	8,325,655
ONEOK 7.50% 9/1/23	8,950,000	10,258,183
Sabine Pass Liquefaction
5.63% 3/1/25	8,760,000	10,014,796
5.75% 5/15/24	13,266,000	15,017,571
Tennessee Gas Pipeline 2.90% 3/1/30	16,057,000	16,619,901
		166,488,905
Real Estate Investment Trusts–0.82%
American Tower 1.88% 10/15/30	8,690,000	8,558,545

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Corporate Office Properties 5.25% 2/15/24	2,046,000	$ 2,234,012
Crown Castle International
3.80% 2/15/28	1,695,000	1,919,211
4.30% 2/15/29	13,740,000	16,015,773
5.25% 1/15/23	5,796,000	6,368,439
CubeSmart 3.00% 2/15/30	16,670,000	17,882,202
Iron Mountain 4.50% 2/15/31	4,000,000	4,022,060
		57,000,242
Retail–0.74%
Costco Wholesale
1.60% 4/20/30	6,000,000	6,111,972
1.75% 4/20/32	2,425,000	2,485,885
Home Depot
2.70% 4/15/30	3,980,000	4,427,925
3.35% 4/15/50	3,500,000	4,033,417
Lowe's
4.05% 5/3/47	2,250,000	2,684,764
4.55% 4/5/49	17,204,000	22,127,821
TJX Companies 4.50% 4/15/50	2,655,000	3,419,980
TJXs 3.88% 4/15/30	5,005,000	5,932,025
		51,223,789
Semiconductors–1.03%
Broadcom
3.15% 11/15/25	12,390,000	13,363,495
4.15% 11/15/30	3,900,000	4,378,475
5.00% 4/15/30	4,045,000	4,771,039
Microchip Technology
3.92% 6/1/21	14,430,000	14,743,824
4.33% 6/1/23	7,095,000	7,641,526
NXP
3.40% 5/1/30	1,700,000	1,859,665
4.30% 6/18/29	607,000	700,001
4.88% 3/1/24	17,490,000	19,664,913
Xilinx 2.38% 6/1/30	3,980,000	4,188,230
		71,311,168
Software–0.61%
Black Knight InfoServ 3.63% 9/1/28	1,165,000	1,177,378
CDK Global 5.00% 10/15/24	2,723,000	3,008,915
Fiserv 2.65% 6/1/30	15,485,000	16,651,731
Oracle 2.95% 4/1/30	14,470,000	16,171,376
ServiceNow 1.40% 9/1/30	5,115,000	4,971,219
		41,980,619
Telecommunications–2.33%
AT&T
2.30% 6/1/27	4,145,000	4,348,068
3.10% 2/1/43	4,030,000	3,931,499
3.50% 6/1/41	11,866,000	12,479,465
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T (continued)
3.65% 6/1/51	4,470,000	$ 4,511,520
4.35% 3/1/29	2,974,000	3,490,762
Sprint Spectrum 4.74% 9/20/29	4,700,000	5,081,875
T-Mobile USA
3.00% 2/15/41	2,995,000	2,956,784
3.50% 4/15/25	4,490,000	4,926,518
3.75% 4/15/27	8,750,000	9,795,975
3.88% 4/15/30	11,075,000	12,592,607
4.38% 4/15/40	8,675,000	10,168,575
Verizon Communications
3.15% 3/22/30	2,760,000	3,116,808
4.00% 3/22/50	1,965,000	2,413,501
4.50% 8/10/33	30,790,000	38,880,847
4.52% 9/15/48	8,005,000	10,486,616
Vodafone Group
4.25% 9/17/50	3,475,000	4,021,171
4.88% 6/19/49	22,435,000	27,814,883
		161,017,474
Total Corporate Bonds (Cost $2,498,105,493)		2,668,687,988
MUNICIPAL BONDS–1.45%
California Health Facilities Financing Authority (Kaiser Credit Group) A2 5.00% 11/1/47	12,230,000	18,769,626
Commonwealth of Massachusetts C 5.00% 5/1/46	6,830,000	8,570,079
East Bay Municipal Utility District Water System Revenue 5.00% 6/1/49	4,855,000	6,202,408
Los Angeles, California Department of Water & Power System Revenue Taxable Build America Bonds 6.57% 7/1/45	6,965,000	11,901,444
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds 6.81% 11/15/40	1,725,000	2,189,681
New York City Transitional Finance Authority Future Tax Secured Revenue 5.00% 5/1/36	24,450,000	30,796,975
New York State Dormitory Authority (State of New York Personal Income Tax Revenue) A 5.00% 3/15/43	9,420,000	11,503,798
South Carolina Public Service Authority Series D 4.77% 12/1/45	1,368,000	1,792,012

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
State of Oregon 5.89% 6/1/27	1,485,000	$ 1,876,327
University of Missouri (Curators University) Taxable Build America Bonds 5.79% 11/1/41	4,070,000	6,571,096
Total Municipal Bonds (Cost $91,277,402)		100,173,446
NON-AGENCY ASSET-BACKED SECURITIES–3.44%
American Tower Trust Series 13 2A 3.07% 3/15/48	5,831,000	5,959,208
•Apex Credit CLO
Series 2017-1A A1 1.73% (LIBOR03M + 1.47%) 4/24/29	14,144,704	14,029,651
Series 2018-1A A2 1.27% (LIBOR03M + 1.03%) 4/25/31	7,000,000	6,795,005
•Black Diamond CLO Series 2017-2A A2 2.44% (LIBOR03M + 1.30%) 1/20/32	3,000,000	2,905,914
•Catamaran CLO Series 2014-1A A1BR 1.65% (LIBOR03M + 1.39%) 4/22/30	11,150,000	10,846,319
•Chesapeake Funding II Series 2017-3A A2 0.49% (LIBOR01M + 0.34%) 8/15/29	2,219,201	2,217,993
φCiticorp Residential Mortgage Trust Series 2006-3 A5 5.13% 11/25/36	3,821,732	3,948,025
CNH Equipment Trust
Series 2017-A A3 2.07% 5/16/22	2,337,852	2,344,301
Series 2019-B A2 2.55% 9/15/22	3,294,028	3,309,110
•Crestline Denali CLO XV Series 2017-1A A 1.57% (LIBOR03M + 1.30%) 4/20/30	12,000,000	11,841,756
•CVP CLO Series 2017-2A A 1.46% (LIBOR03M + 1.19%) 1/20/31	6,300,000	6,210,672
Ford Credit Auto Lease Trust
Series 2019-B A2A 2.28% 2/15/22	1,141,500	1,145,797
Series 2020-A A2 1.80% 7/15/22	8,110,000	8,164,310
Ford Credit Auto Owner Trust
Series 2018-1 A 3.19% 7/15/31	8,500,000	9,362,815
Series 2020-A A2 1.03% 10/15/22	6,180,323	6,200,359
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Ford Credit Floorplan Master Owner Trust Series 2018-1 A2 0.43% (LIBOR01M + 0.28%) 5/15/23	5,525,000	$ 5,522,611
•Golub Capital Partners CLO Series 2017-19RA A1A 1.54% (LIBOR03M + 1.30%) 7/26/29	10,000,000	9,891,080
Hardee's Funding Series 2018-1A A2II 4.96% 6/20/48	2,695,000	2,786,414
HOA Funding Series 2014-1A A2 4.85% 8/20/44	3,335,200	2,902,758
Hyundai Auto Lease Securitization Trust Series 2020-A A2 1.90% 5/16/22	8,882,530	8,945,815
John Deere Owner Trust Series 2019-B A2 2.28% 5/16/22	887,522	891,830
•Mariner CLO Series 2018-5A A 1.35% (LIBOR03M + 1.11%) 4/25/31	4,000,000	3,965,260
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	899,709	903,337
Series 2020-A A2 1.82% 3/15/22	2,406,819	2,418,050
•Mercedes-Benz Master Owner Trust
Series 2018-BA A 0.49% (LIBOR01M + 0.34%) 5/15/23	2,900,000	2,903,872
Series 2019-AA A 0.50% (LIBOR01M + 0.35%) 5/15/23	14,415,000	14,437,903
•Midocean Credit CLO
Series 2018-8A A1 1.40% (LIBOR03M + 1.15%) 2/20/31	4,000,000	3,936,828
Series 2018-9A A1 1.42% (LIBOR03M + 1.15%) 7/20/31	7,000,000	6,874,413
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	1,771,753	1,878,422
Nissan Auto Lease Trust Series 2020-A A2A 1.80% 5/16/22	5,208,700	5,245,836
•Nissan Master Owner Trust Receivables
Series 2017-C A 0.47% (LIBOR01M + 0.32%) 10/17/22	9,860,000	9,861,345
Series 2019-B A 0.58% (LIBOR01M + 0.43%) 11/15/23	4,500,000	4,508,004
•PFS Financing Series 2018-E A 0.60% (LIBOR01M + 0.45%) 10/17/22	14,020,000	14,016,634

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Steele Creek CLO Series 2017-1A A 1.53% (LIBOR03M + 1.25%) 10/15/30	5,500,000	$ 5,396,683
Tesla Auto Lease Trust Series 2019-A A2 2.13% 4/20/22	3,069,679	3,103,842
•TICP CLO IX Series 2017-9A A 1.41% (LIBOR03M + 1.14%) 1/20/31	9,600,000	9,523,181
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	868,675	876,286
Series 2015-6 A1B 2.75% 4/25/55	1,298,066	1,320,394
Series 2016-1 A1B 2.75% 2/25/55	751,883	763,243
Series 2016-2 A1 3.00% 8/25/55	950,583	976,770
Series 2016-3 A1 2.25% 4/25/56	1,157,442	1,171,362
Series 2017-1 A1 2.75% 10/25/56	1,188,264	1,218,738
Series 2017-2 A1 2.75% 4/25/57	619,950	637,294
Series 2018-1 A1 3.00% 1/25/58	1,130,069	1,178,671
Toyota Auto Receivables Owner Trust Series 2018-D A2 2.98% 8/15/21	188,304	188,522
•Venture 34 CLO Series 2018-34A A 1.51% (LIBOR03M + 1.23%) 10/15/31	7,500,000	7,394,977
•Volvo Financial Equipment Master Owner Trust Series 2017-A A 0.65% (LIBOR01M + 0.50%) 11/15/22	4,500,000	4,501,762
Wendy's Funding Series 2018-1A A2I 3.57% 3/15/48	2,912,638	3,010,502
Total Non-Agency Asset-Backed Securities (Cost $238,218,824)		238,433,874
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.83%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.79% 1/25/45	2,628,413	2,770,656
Series 2015-1 B2 3.79% 1/25/45	1,485,218	1,552,937
BANK Series 2019-BN21 A5 2.85% 10/17/52	12,550,000	13,889,812
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	16,282,000	19,006,619
Series 2019-CF2 A5 2.87% 11/15/52	5,950,000	6,560,216
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Chase Home Lending Mortgage Trust Series 2019-ATR2 A3 3.50% (LIBOR01M + 0.34%) 7/25/49	1,806,249	$ 1,858,955
•Connecticut Avenue Securities Trust
Series 2019-R01 2M2 2.60% (LIBOR01M + 2.45%) 7/25/31	2,006,261	1,990,671
Series 2019-R02 1M2 2.45% (LIBOR01M + 2.30%) 8/25/31	2,703,935	2,687,077
•Flagstar Mortgage Trust
Series 2017-2 A5 3.50% 10/25/47	601,453	604,649
Series 2018-5 A7 4.00% 9/25/48	289,155	290,375
•Galton Funding Mortgage Trust Series 2018-1 A43 3.50% 11/25/57	798,241	791,104
•GS Mortage-Backed Securities Trust Series 2020-PJ1 A1 3.50% 5/25/50	2,669,443	2,727,745
•Holmes Master Issuer Series 2018-2A A2 0.70% (LIBOR03M + 0.42%) 10/15/54	1,838,858	1,839,141
•JP Morgan Mortgage Trust
Series 2014-2 B2 3.40% 6/25/29	473,663	492,002
Series 2017-1 B3 3.51% 1/25/47	4,608,504	4,725,022
Series 2018-4 A15 3.50% 10/25/48	808,501	810,236
Series 2019-LTV3 A3 3.50% 3/25/50	4,083,323	4,192,264
Series 2020-1 A4 3.50% 6/25/50	3,716,604	3,792,533
Series 2020-2 A3 3.50% 7/25/50	2,695,443	2,756,406
Series 2020-7 A3 3.00% 1/25/51	7,000,000	7,213,555
•JPMorgan Mortgage Trust
Series 2014-2 B1 3.40% 6/25/29	1,271,340	1,331,850
Series 2014-IVR6 2A4 2.50% 7/25/44	2,424,346	2,385,537
Series 2015-1 B2 2.14% 12/25/44	3,427,990	3,464,643
Series 2015-4 B1 3.62% 6/25/45	2,678,611	2,865,592
Series 2015-4 B2 3.62% 6/25/45	1,918,292	2,007,759
Series 2015-5 B2 2.63% 5/25/45	3,061,681	3,084,841

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JPMorgan Mortgage Trust (continued)
Series 2015-6 B1 3.58% 10/25/45	2,223,864	$ 2,358,602
Series 2015-6 B2 3.58% 10/25/45	1,884,238	1,963,077
Series 2015-6 B3 3.58% 10/25/45	3,377,392	3,481,136
Series 2016-4 B1 3.87% 10/25/46	1,444,625	1,536,536
Series 2016-4 B2 3.87% 10/25/46	2,503,682	2,631,907
Series 2017-2 A3 3.50% 5/25/47	1,239,561	1,277,109
Series 2018-1 A3 3.50% 6/25/48	1,493,541	1,526,812
•Sequoia Mortgage Trust
Series 2013-4 B2 3.48% 4/25/43	1,412,884	1,458,782
Series 2014-2 A4 3.50% 7/25/44	755,410	770,482
Series 2015-1 B2 3.87% 1/25/45	1,760,466	1,850,125
Series 2017-4 A1 3.50% 7/25/47	1,099,150	1,125,748
Series 2018-5 A4 3.50% 5/25/48	978,920	985,183
Series 2019-CH1 A1 4.50% 3/25/49	1,689,015	1,734,663
Series 2020-3 A1 3.00% 4/25/50	4,233,189	4,318,869
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 2.43% 9/25/37	733,302	728,760
•Wells Fargo Commercial Mortgage Trust Series 2020-1 A1 3.00% 12/25/49	2,858,204	2,965,052
Total Non-Agency Collateralized Mortgage Obligations (Cost $120,771,065)		126,405,040
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–9.59%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	4,486,482	5,038,178
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	4,212,623
Series 2017-BNK7 A5 3.44% 9/15/60	21,805,000	24,651,608
Series 2019-BN20 A3 3.01% 9/15/62	6,270,000	7,026,314
Series 2020-BN25 A5 2.65% 1/15/63	35,000,000	38,366,349
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	33,000,000	34,460,121
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	$ 1,405,711
Series 2018-B3 A5 4.03% 4/10/51	8,480,000	9,985,185
Series 2019-B9 A5 4.02% 3/15/52	18,880,000	22,436,584
Series 2020-B17 A5 2.29% 3/15/53	21,500,000	22,828,977
Cantor Commercial Real Estate Lending Series 2019-CF3 A4 3.01% 1/15/53	13,150,000	14,756,095
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	10,185,000	11,157,204
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,854,356
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	17,849,222
CFCRE Commercial Mortgage Trust
•Series 2011-C2 C 5.93% 12/15/47	4,875,000	4,867,814
Series 2016-C7 A3 3.84% 12/10/54	7,090,000	8,078,154
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,941,000	5,393,871
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	7,698,385
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	8,687,705
Series 2017-C4 A4 3.47% 10/12/50	18,940,000	21,499,052
Series 2019-C7 A4 3.10% 12/15/72	3,000,000	3,388,737
Series 2020-555 A 2.65% 12/10/41	5,300,000	5,652,259
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	6,875,000	7,078,681
Series 2013-WWP A2 3.42% 3/10/31	2,235,000	2,334,865
Series 2014-CR19 A5 3.80% 8/10/47	3,947,000	4,333,814
Series 2014-CR20 AM 3.94% 11/10/47	11,135,000	12,069,111
Series 2015-3BP A 3.18% 2/10/35	22,346,000	23,821,153
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,656,860
♦Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	9,167,275

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	$ 5,061,503
Series 2016-C3 A5 2.89% 8/10/49	6,360,000	6,927,037
Series 2020-C9 A5 1.93% 9/15/53	11,250,000	11,619,318
Series 2020-C9 B 2.57% 9/15/53	3,250,000	3,375,722
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.79% 11/10/46	3,252,000	3,257,799
GRACE Mortgage Trust Series 2014-GRCE A 3.37% 6/10/28	7,654,000	7,697,196
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	2,023,000	1,411,869
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	5,701,988
Series 2017-GS6 A3 3.43% 5/10/50	14,900,000	16,820,001
•Series 2018-GS9 A4 3.99% 3/10/51	3,480,000	4,062,455
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	3,112,233
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	2,533,457
Series 2019-GC42 A4 3.00% 9/1/52	10,000,000	11,183,731
Series 2020-GC47 A5 2.38% 5/12/53	14,250,000	15,258,708
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	13,100,000	14,670,545
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	20,329,629
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	12,930,060
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	7,909,341
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	4,783,564
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	8,529,000	8,178,931
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	9,766,416
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	11,553,050
Series 2016-WIKI A 2.80% 10/5/31	4,525,000	4,497,626
Series 2016-WIKI B 3.20% 10/5/31	4,395,000	4,275,005
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	2,531,988	$ 1,265,994
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	4,533,000	4,934,534
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	19,858,117
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	6,331,602
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	5,431,957
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	1,453,975	1,421,004
Series 2011-C3 A4 4.12% 7/15/49	3,736,492	3,762,720
Series 2019-L3 A4 3.13% 11/15/52	6,400,000	7,176,259
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	4,676,815	4,794,150
•Series 2018-C9 A4 4.12% 3/15/51	6,050,000	7,033,509
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% (LIBOR03M + 1.15%) 3/10/46	3,300,000	3,313,081
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	6,278,066
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,545,266
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	8,423,566
Series 2017-C38 A5 3.45% 7/15/50	5,730,000	6,451,042
Series 2019-C54 A4 3.15% 12/15/52	18,000,000	20,338,961
WF -RBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45	11,490,000	11,859,754
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $635,678,905)		663,893,029
ΔREGIONAL BOND–0.93%
Canada—0.93%
Province of Alberta Canada 1.88% 11/13/24	61,220,000	64,473,963
		64,473,963
Total Regional Bond (Cost $61,089,890)		64,473,963

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–0.24%
Bermuda—0.06%
Bermuda Government International Bond 2.38% 8/20/30	4,000,000	$ 4,045,000
		4,045,000
Panama—0.10%
Panama Government International Bond 3.75% 3/16/25	6,011,000	6,559,504
		6,559,504
Romania—0.08%
Romanian Government International Bond 3.00% 2/14/31	5,700,000	5,848,884
		5,848,884
Total Sovereign Bonds (Cost $16,211,483)		16,453,388
SUPRANATIONAL BANKS–0.75%
Banque Ouest Africaine de Developpement
4.70% 10/22/31	7,075,000	7,403,280
5.00% 7/27/27	2,903,000	3,125,486
Central American Bank for Economic Integration 2.00% 5/6/25	30,000,000	31,006,800
Weibo 3.38% 7/8/30	9,945,000	10,100,440
Total Supranational Banks (Cost $49,809,431)		51,636,006
U.S. TREASURY OBLIGATIONS–19.58%
U.S. Treasury Bonds
1.38% 8/15/50	6,585,000	6,443,011
4.38% 2/15/38	22,550,000	34,695,289
U.S. Treasury Inflation Indexed Bonds
0.13% 1/15/30	181,678,197	200,631,397
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bonds (continued)
0.13% 7/15/30	67,802,892	$ 75,330,956
U.S. Treasury Notes
0.25% 7/31/25	771,040,000	770,317,150
0.63% 8/15/30	78,095,000	77,643,513
1.63% 12/31/21	28,630,000	29,153,392
1.63% 9/30/26	85,565,000	91,898,816
≠U.S. Treasury Strip Principal 2.99% 5/15/44	97,675,000	69,502,744
Total U.S. Treasury Obligations (Cost $1,320,833,792)		1,355,616,268

	Number of Shares
MONEY MARKET FUND–1.17%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	80,734,797	80,734,797
Total Money Market Fund (Cost $80,734,797)		80,734,797

	Principal Amount°
SHORT-TERM INVESTMENTS—0.93%
≠Discounted Commercial Paper–0.93%
Natl Australia Bank 0.07% 10/1/20	9,680,000	9,680,000
Toronto-Dominion Bank
0.07% 10/1/20	46,470,000	46,470,000
0.10% 10/2/20	8,500,000	8,499,976
Total Short-Term Investments (Cost $64,649,976)		64,649,976

TOTAL INVESTMENTS–99.68% (Cost $6,592,139,525)	6,900,083,963

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.32%	22,341,536
NET ASSETS APPLICABLE TO 468,110,824 SHARES OUTSTANDING–100.00%	$6,922,425,499

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Schedule of Investments (continued)
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2020.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(842)	U.S. Treasury 10 yr Notes	$(117,485,312)	$(117,658,719)	12/21/20	$173,407	$—
74	U.S. Treasury 10 yr Ultra Notes	11,834,219	11,847,107	12/21/20	—	(12,888)
458	U.S. Treasury Long Bonds	80,736,813	81,424,834	12/21/20	—	(688,021)
Total Futures Contracts					$173,407	$(700,909)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
RBS–Royal Bank of Scotland
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
WF–Wells Fargo
yr–Year
See accompanying notes.
LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
 Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$43,096,037	$—	$43,096,037
Agency Commercial Mortgage-Backed Securities	—	36,642,095	—	36,642,095
Agency Mortgage-Backed Securities	—	1,389,188,056	—	1,389,188,056
Corporate Bonds	—	2,668,687,988	—	2,668,687,988
Municipal Bonds	—	100,173,446	—	100,173,446
Non-Agency Asset-Backed Securities	—	238,433,874	—	238,433,874
Non-Agency Collateralized Mortgage Obligations	—	126,405,040	—	126,405,040
Non-Agency Commercial Mortgage-Backed Securities	—	663,893,029	—	663,893,029
Regional Bond	—	64,473,963	—	64,473,963
Sovereign Bonds	—	16,453,388	—	16,453,388
Supranational Banks	—	51,636,006	—	51,636,006
U.S. Treasury Obligations	—	1,355,616,268	—	1,355,616,268
Money Market Fund	80,734,797	—	—	80,734,797
Short-Term Investment	—	64,649,976	—	64,649,976
Total Investments	$80,734,797	$6,819,349,166	$—	$6,900,083,963
Derivatives:

Assets:
Futures Contract	$173,407	$—	$—	$173,407
Liabilities:
Futures Contracts	$(700,909)	$—	$—	$(700,909)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Delaware Bond Fund–16